Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of financial liabilities [abstract]
Schedule of other financial liabilities
Other financial liabilities consist of the following:

		As of March 31,
(Unit： In millions)	Note	2025	2026
Current portion
Accrued expenses		¥487	¥1,986
Lease liabilities	18	376	361
Loans payable to related party	29	751	2,024
Other payables to parent company	29	—	8
Other payables to third parties		1,210	81
Other		2	57
Sub-total		¥2,826	¥4,517
Non-current portion
Lease liabilities	18	¥901	¥549
Loans payable to related party		—	500
Loans payables to third parties		—	154
Other non-current liabilities		—	0
Sub-total		901	1,203
Total		¥3,727	¥5,720